FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - CNY (¥)	Sep. 30, 2017	Dec. 31, 2016
Liabilities:
Warrant Liability		¥ 226,086,556
Convertible senior notes	¥ 66,369	423,739,708
Rate Cap Derivative	29,819,112	10,364,075
Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	349,021	640,876
Liabilities:
Warrant Liability	6,410,302
Guarantee receivables [Member]
Assets:
Derivative assets	214,498,176	235,728,241
Quote Prices in Active market for Identical Assets (Level 1) [Member]
Liabilities:
Warrant Liability		0
Convertible senior notes	0
Rate Cap Derivative	0	0
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	0
Liabilities:
Warrant Liability	0
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0	0
Significance Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant Liability		0
Convertible senior notes	0
Rate Cap Derivative	0	0
Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	349,021	640,876
Liabilities:
Warrant Liability	6,410,302
Significance Other Observable Inputs (Level 2) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant Liability		226,086,556
Convertible senior notes	66,369	423,739,708
Rate Cap Derivative	29,819,112	10,364,075
Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	0
Liabilities:
Warrant Liability	0
Significant Unobservable Inputs (Level 3) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	¥ 214,498,176	¥ 235,728,241